Use of public Assets (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Use of public assets
Term of the contract for use of public assets			35 years	35 years
Intangible asset	$ 1,822,719	$ 1,903,152	$ 1,822,719	$ 1,903,152	$ 1,968,879
Liabilities	24,309	25,920	24,309	25,920
Liabilities, current	1,649	1,663	1,649	1,663
Liabilities, non-current	$ 22,660	$ 24,257	22,660	24,257
Capim Branco Energia
Use of public assets
Ownership interest (as a percent)	12.63%	12.63%
Liabilities	$ 3,085	$ 3,357	$ 3,085	$ 3,357
Picada
Use of public assets
Ownership interest (as a percent)			100.00%	100.00%
Liabilities	$ 19,535	$ 20,776	$ 19,535	$ 20,776
Campos Novos Energia S.A. - "Enercan"
Use of public assets
Ownership interest (as a percent)	20.98%	20.98%
Liabilities	$ 1,689	$ 1,787	1,689	1,787
Use of public assets
Use of public assets
Intangible asset	6,932	7,422	6,932	7,422	$ 6,518
Use of public assets | Capim Branco Energia
Use of public assets
Intangible asset	800	890	800	890
Use of public assets | Picada
Use of public assets
Intangible asset	5,502	5,856	5,502	5,856
Use of public assets | Campos Novos Energia S.A. - "Enercan"
Use of public assets
Intangible asset	$ 630	$ 676	$ 630	$ 676